Long-Term and Other Debt - Credit Facilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Feb. 12, 2015	Feb. 11, 2015	Oct. 01, 2014	Oct. 18, 2013
Debt Instrument
Debt discount capitalized	$ 26,300,000	$ 31,300,000
Debt issuance costs expensed		9,800,000	$ 9,400,000
Senior secured credit facilities
Debt Instrument
Maximum revolving commitments							$ 2,600,000,000
Senior secured credit facilities | Revolver
Debt Instrument
Financing fees capitalized	9,800,000
Senior secured credit facilities | Term Loan
Debt Instrument
Financing fees capitalized	64,500,000
Debt discount recorded	84,500,000
Debt discount capitalized	$ 20,000,000
Revolver, varying interest rate, due 2018 | Revolver
Debt Instrument
Maximum revolving commitments				$ 592,600,000.0	$ 25,000,000.0		300,000,000.0
Basis spread on variable interest rate	3.00%
Unused capacity, commitment fee percentage	0.50%
Unused capacity, commitment fee, step-down percentage	0.375%
Debt discount capitalized	$ 0	0
Revolver, varying interest rate, due 2018 | Revolver | Minimum
Debt Instrument
Basis spread on variable rate, reduction percentage	0.25%
Revolver, varying interest rate, due 2018 | Revolver | Maximum
Debt Instrument
Basis spread on variable rate, reduction percentage	0.50%
Revolver, varying interest rate, due 2018 | Revolver | Letter of credit
Debt Instrument
Maximum revolving commitments					$ 350,000,000
Term Loan, varying interest rate, due 2020 | Term Loan
Debt Instrument
Maximum revolving commitments							$ 2,300,000,000
Amortization percentage	1.00%
Debt discount capitalized	$ 7,800,000	9,400,000
Term Loan, varying interest rate, due 2020 | Term Loan | LIBOR | Minimum
Debt Instrument
Basis spread on variable interest rate	1.00%
Term Loan, varying interest rate, due 2020 | Term Loan | LIBOR | Maximum
Debt Instrument
Basis spread on variable interest rate	5.00%
Term Loan, varying interest rate, due 2020 | Term Loan | Base rate | Minimum
Debt Instrument
Basis spread on variable interest rate	2.00%
Term Loan, varying interest rate, due 2020 | Term Loan | Base rate | Maximum
Debt Instrument
Basis spread on variable interest rate	4.00%
Term Loan, varying interest rate, due 2021 | Term Loan
Debt Instrument
Maximum revolving commitments						$ 2,000,000,000.0
Amortization percentage	1.00%
Debt discount capitalized	$ 16,700,000	19,700,000
Term Loan, varying interest rate, due 2021 | Term Loan | LIBOR | Minimum
Debt Instrument
Basis spread on variable interest rate	1.00%
Term Loan, varying interest rate, due 2021 | Term Loan | LIBOR | Maximum
Debt Instrument
Basis spread on variable interest rate	5.00%
Term Loan, varying interest rate, due 2021 | Term Loan | Base rate | Minimum
Debt Instrument
Basis spread on variable interest rate	2.00%
Term Loan, varying interest rate, due 2021 | Term Loan | Base rate | Maximum
Debt Instrument
Basis spread on variable interest rate	4.00%
Bally Technologies Inc. | Senior secured credit facilities
Debt Instrument
Debt issuance costs expensed		$ 64,700,000
Bally Technologies Inc. | Revolver, varying interest rate, due 2018 | Revolver | Letter of credit
Debt Instrument
Maximum revolving commitments						$ 267,600,000.0
Direct and Indirect Wholly Owned Domestic Subsidiaries | Senior secured credit facilities
Debt Instrument
Collateral as a percentage of capital	100.00%
Foreign Subsidiaries | Senior secured credit facilities
Debt Instrument
Collateral as a percentage of capital	65.00%